AQR FUNDS
Supplement dated April 28, 2023 (“Supplement”)
to the Class I, Class N and Class R6 Summary Prospectuses and Prospectus, each dated January 29, 2023 (“Summary Prospectuses” and “Prospectus”, respectively), of the AQR Large Cap Multi-Style Fund, AQR Small Cap Multi-Style Fund, AQR International Multi-Style Fund, AQR Emerging Multi-Style II Fund, AQR Large Cap Momentum Style Fund, AQR Small Cap Momentum Style Fund, AQR International Momentum Style Fund, AQR Large Cap Defensive Style Fund, AQR International Defensive Style Fund and AQR Global Equity Fund (the “Funds”)

This Supplement updates certain information contained in the Summary Prospectuses and Prospectus. Please review this important information carefully. You may obtain copies of the Funds’ Summary Prospectuses, Prospectus and Statement of Additional Information (“SAI”) free of charge, upon request, by calling (866) 290‑2688, or by writing to AQR Funds, P.O. Box 2248, Denver, CO 80201-2248.
The Board of Trustees of the AQR Funds (the “Trust”) approved an amendment to the Trust’s Sixth Amended and Restated Fee Waiver and Expense Reimbursement Agreement with AQR Capital Management, LLC. Therefore, effective May 1, 2023:

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Footnote 1 to the Annual Fund Operating Expenses table of the AQR Large Cap Multi-Style Fund, on page 1 of the Summary Prospectus and page 1 of the Prospectus, is hereby deleted in its entirety and replaced with the following:

1 The Adviser has contractually agreed to reimburse operating expenses of the Fund in an amount sufficient to limit certain Specified Expenses at no more than 0.15% for Class N Shares and Class I Shares and 0.05% for Class R6 Shares. “Specified Expenses” for this purpose include all Fund operating expenses other than management fees and 12b‑1 fees and exclude interest, taxes, dividends on short sales, borrowing costs, acquired fund fees and expenses, interest expense relating to short sales, expenses related to class action claims, contingent expenses related to tax reclaim receipts, reorganization expenses and extraordinary expenses. This agreement (the “Expense Limitation Agreement”) will continue at least through January 28, 2024. The Expense Limitation Agreement may be terminated with the consent of the Board of Trustees, including a majority of the Non‑Interested Trustees of the Trust. The Adviser is entitled to recapture any expenses reimbursed during the thirty‑six month period following the end of the month during which the Adviser reimbursed expenses, provided that the amount recaptured may not cause the Specified Expenses attributable to a share class of the Fund during a year in which a repayment is made to exceed either of (i) the applicable limits in effect at the time of the reimbursement and (ii) the applicable limits in effect at the time of recapture.

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Footnote 1 to the Annual Fund Operating Expenses table of the AQR Small Cap Multi-Style Fund, on page 1 of the Summary Prospectus and page 6 of the Prospectus, is hereby deleted in its entirety and replaced with the following:

1 The Adviser has contractually agreed to reimburse operating expenses of the Fund in an amount sufficient to limit certain Specified Expenses at no more than 0.15% for Class N Shares and Class I Shares and 0.05% for Class R6 Shares. “Specified Expenses” for this purpose include all Fund operating expenses other than management fees and 12b‑1 fees and exclude interest, taxes, dividends on short sales, borrowing costs, acquired fund fees and expenses, interest expense relating to short sales, expenses related to class action claims, contingent expenses related to tax reclaim receipts, reorganization expenses and extraordinary expenses. This agreement (the “Expense Limitation Agreement”) will continue at least through January 28, 2024. The Expense Limitation Agreement may be terminated with the consent of the Board of Trustees, including a majority of the Non‑Interested Trustees of the Trust. The Adviser is entitled to recapture any expenses reimbursed during the thirty‑six month period following the end of the month during which the Adviser reimbursed expenses, provided that the amount recaptured may not cause the Specified Expenses attributable to a share class of the Fund during a year in which a repayment is made to exceed either of (i) the applicable limits in effect at the time of the reimbursement and (ii) the applicable limits in effect at the time of recapture.

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Footnote 3 to the Annual Fund Operating Expenses table of the AQR International Multi-Style Fund, on page 1 of the Summary Prospectus and page 11 of the Prospectus, is hereby deleted in its entirety and replaced with the following:

3 The Adviser has contractually agreed to reimburse operating expenses of the Fund in an amount sufficient to limit certain Specified Expenses at no more than 0.15% for Class N Shares and Class I Shares and 0.05% for Class R6 Shares. “Specified Expenses” for this purpose include all Fund operating expenses other than management fees and 12b‑1 fees and exclude interest, taxes, dividends on short sales, borrowing costs, acquired fund fees and expenses, interest expense relating to short sales, expenses related to class action claims, contingent expenses related to tax reclaim receipts, reorganization expenses and extraordinary expenses. This agreement (the “Expense Limitation Agreement”) will continue at least through January 28, 2024. The Expense Limitation Agreement may be terminated with the consent of the Board of Trustees, including a majority of the Non‑Interested Trustees of the Trust. The Adviser is entitled to recapture any expenses reimbursed during the thirty‑six month period following the end of the month during which the Adviser reimbursed expenses, provided that the amount recaptured may not cause the Specified Expenses attributable to a share class of the Fund during a year in which a repayment is made to exceed either of (i) the applicable limits in effect at the time of the reimbursement and (ii) the applicable limits in effect at the time of recapture.

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Footnote 3 to the Annual Fund Operating Expenses table of the AQR Emerging Multi-Style II Fund, on page 1 of the Summary Prospectus and page 17 of the Prospectus, is hereby deleted in its entirety and replaced with the following:

3 The Adviser has contractually agreed to reimburse operating expenses of the Fund in an amount sufficient to limit certain Specified Expenses at no more than 0.20% for Class N Shares and Class I Shares and 0.10% for Class R6 Shares. “Specified Expenses” for this purpose include all Fund operating expenses other than management fees and 12b‑1 fees and exclude interest, taxes, dividends on short sales, borrowing costs, acquired fund fees and expenses, interest expense relating to short sales, expenses related to class action claims, contingent expenses related to tax reclaim receipts, reorganization expenses and extraordinary expenses. This agreement (the “Expense Limitation Agreement”) will continue at least through January 28, 2024. The Expense Limitation Agreement may be terminated with the consent of the Board of Trustees, including a majority of the Non‑Interested Trustees of the Trust. The Adviser is entitled to recapture any expenses reimbursed during the thirty‑six month period following the end of the month during which the Adviser reimbursed expenses, provided that the amount recaptured may not cause the Specified Expenses attributable to a share class of the Fund during a year in which a repayment is made to exceed either of (i) the applicable limits in effect at the time of the reimbursement and (ii) the applicable limits in effect at the time of recapture.

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Footnote 1 to the Annual Fund Operating Expenses table of the AQR Large Cap Momentum Style Fund, on page 1 of the Summary Prospectus and page 23 of the Prospectus, is hereby deleted in its entirety and replaced with the following:

1 The Adviser has contractually agreed to reimburse operating expenses of the Fund in an amount sufficient to limit certain Specified Expenses at no more than 0.15% for Class N Shares and Class I Shares and 0.05% for Class R6 Shares. “Specified Expenses” for this purpose include all Fund operating expenses other than management fees and 12b‑1 fees and exclude interest, taxes, dividends on short sales, borrowing costs, acquired fund fees and expenses, interest expense relating to short sales, expenses related to class action claims, contingent expenses related to tax reclaim receipts, reorganization expenses and extraordinary expenses. This agreement (the “Expense Limitation Agreement”) will continue at least through January 28, 2024. The Expense Limitation Agreement may be terminated with the consent of the Board of Trustees, including a majority of the Non‑Interested Trustees of the Trust. The Adviser is entitled to recapture any expenses reimbursed during the thirty‑six month period following the end of the month during which the Adviser reimbursed expenses, provided that the amount recaptured may not cause the Specified Expenses attributable to a share class of the Fund during a year in which a repayment is made to exceed either of (i) the applicable limits in effect at the time of the reimbursement and (ii) the applicable limits in effect at the time of recapture.

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Footnote 1 to the Annual Fund Operating Expenses table of the AQR Small Cap Momentum Style Fund, on page 1 of the Summary Prospectus and page 29 of the Prospectus, is hereby deleted in its entirety and replaced with the following:

1 The Adviser has contractually agreed to reimburse operating expenses of the Fund in an amount sufficient to limit certain Specified Expenses at no more than 0.15% for Class N Shares and Class I Shares and 0.05% for Class R6 Shares. “Specified Expenses” for this purpose include all Fund operating expenses other than management fees and 12b‑1 fees and exclude interest, taxes, dividends on short sales, borrowing costs, acquired fund fees and expenses, interest expense relating to short sales, expenses related to class action claims, contingent expenses related to tax reclaim receipts, reorganization expenses and extraordinary expenses. This agreement (the “Expense Limitation Agreement”) will continue at least through January 28, 2024.

The Expense Limitation Agreement may be terminated with the consent of the Board of Trustees, including a majority of the Non‑Interested Trustees of the Trust. The Adviser is entitled to recapture any expenses reimbursed during the thirty‑six month period following the end of the month during which the Adviser reimbursed expenses, provided that the amount recaptured may not cause the Specified Expenses attributable to a share class of the Fund during a year in which a repayment is made to exceed either of (i) the applicable limits in effect at the time of the reimbursement and (ii) the applicable limits in effect at the time of recapture.

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Footnote 3 to the Annual Fund Operating Expenses table of the AQR International Momentum Style Fund, on page 1 of the Summary Prospectus and page 35 of the Prospectus, is hereby deleted in its entirety and replaced with the following:

3 The Adviser has contractually agreed to reimburse operating expenses of the Fund in an amount sufficient to limit certain Specified Expenses at no more than 0.15% for Class N Shares and Class I Shares and 0.05% for Class R6 Shares. “Specified Expenses” for this purpose include all Fund operating expenses other than management fees and 12b‑1 fees and exclude interest, taxes, dividends on short sales, borrowing costs, acquired fund fees and expenses, interest expense relating to short sales, expenses related to class action claims, contingent expenses related to tax reclaim receipts, reorganization expenses and extraordinary expenses. This agreement (the “Expense Limitation Agreement”) will continue at least through January 28, 2024. The Expense Limitation Agreement may be terminated with the consent of the Board of Trustees, including a majority of the Non‑Interested Trustees of the Trust. The Adviser is entitled to recapture any expenses reimbursed during the thirty‑six month period following the end of the month during which the Adviser reimbursed expenses, provided that the amount recaptured may not cause the Specified Expenses attributable to a share class of the Fund during a year in which a repayment is made to exceed either of (i) the applicable limits in effect at the time of the reimbursement and (ii) the applicable limits in effect at the time of recapture.

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Footnote 1 to the Annual Fund Operating Expenses table of the AQR Large Cap Defensive Style Fund, on page 1 of the Summary Prospectus and page 41 of the Prospectus, is hereby deleted in its entirety and replaced with the following:

1 The Adviser has contractually agreed to reimburse operating expenses of the Fund in an amount sufficient to limit certain Specified Expenses at no more than 0.15% for Class N Shares and Class I Shares and 0.05% for Class R6 Shares. “Specified Expenses” for this purpose include all Fund operating expenses other than management fees and 12b‑1 fees and exclude interest, taxes, dividends on short sales, borrowing costs, acquired fund fees and expenses, interest expense relating to short sales, expenses related to class action claims, contingent expenses related to tax reclaim receipts, reorganization expenses and extraordinary expenses. This agreement (the “Expense Limitation Agreement”) will continue at least through January 28, 2024. The Expense Limitation Agreement may be terminated with the consent of the Board of Trustees, including a majority of the Non‑Interested Trustees of the Trust. The Adviser is entitled to recapture any expenses reimbursed during the thirty‑six month period following the end of the month during which the Adviser reimbursed expenses, provided that the amount recaptured may not cause the Specified Expenses attributable to a share class of the Fund during a year in which a repayment is made to exceed either of (i) the applicable limits in effect at the time of the reimbursement and (ii) the applicable limits in effect at the time of recapture.

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Footnote 1 to the Annual Fund Operating Expenses table of the AQR International Defensive Style Fund, on page 1 of the Summary Prospectus and page 47 of the Prospectus, is hereby deleted in its entirety and replaced with the following:

1 The Adviser has contractually agreed to reimburse operating expenses of the Fund in an amount sufficient to limit certain Specified Expenses at no more than 0.15% for Class N Shares and Class I Shares and 0.05% for Class R6 Shares. “Specified Expenses” for this purpose include all Fund operating expenses other than management fees and 12b‑1 fees and exclude interest, taxes, dividends on short sales, borrowing costs, acquired fund fees and expenses, interest expense relating to short sales, expenses related to class action claims, contingent expenses related to tax reclaim receipts, reorganization expenses and extraordinary expenses. This agreement (the “Expense Limitation Agreement”) will continue at least through January 28, 2024. The Expense Limitation Agreement may be terminated with the consent of the Board of Trustees, including a majority of the Non‑Interested Trustees of the Trust. The Adviser is entitled to recapture any expenses reimbursed during the thirty‑six month period following the end of the month during which the Adviser reimbursed expenses, provided that the amount recaptured may not cause the Specified Expenses attributable to a share class of the Fund during a year in which a repayment is made to exceed either of (i) the applicable limits in effect at the time of the reimbursement and (ii) the applicable limits in effect at the time of recapture.

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Footnote 2 to the Annual Fund Operating Expenses table of the AQR Global Equity Fund, on page 1 of the Summary Prospectus and page 54 of the Prospectus, is hereby deleted in its entirety and replaced with the following:

2 The Adviser has contractually agreed to reimburse operating expenses of the Fund in an amount sufficient to limit certain Specified Expenses at no more than 0.20% for Class N Shares and Class I Shares and 0.10% for Class R6 Shares. “Specified Expenses” for this purpose include all Fund operating expenses other than management fees and 12b‑1 fees and exclude interest, taxes, dividends on short sales, borrowing costs, acquired fund fees and expenses, interest expense relating to short sales, expenses related to class action claims, contingent expenses related to tax reclaim receipts, reorganization expenses and extraordinary expenses. This agreement (the “Expense Limitation Agreement”) will continue at least through January 28, 2024. The Expense Limitation Agreement may be terminated with the consent of the Board of Trustees, including a majority of the Non‑Interested Trustees of the Trust. The Adviser is entitled to recapture any expenses reimbursed during the thirty‑six month period following the end of the month during which the Adviser reimbursed expenses, provided that the amount recaptured may not cause the Specified Expenses attributable to a share class of the Fund during a year in which a repayment is made to exceed either of (i) the applicable limits in effect at the time of the reimbursement and (ii) the applicable limits in effect at the time of recapture.

●	The third paragraph of the sub‑section entitled “Management of the Funds—Expense Limitation Agreement”, on page 92 of the Prospectus, is hereby deleted in its entirety and replaced with the following:
The Expense Limitation Agreement may be terminated with the consent of the Board of Trustees, including a majority of the Non‑Interested Trustees of the Trust, and does not extend to management fees, 12b‑1 fees, interest, taxes, dividends on short sales, borrowing costs, acquired fund fees and expenses, interest expense relating to short sales, expenses related to class action claims, contingent expenses related to tax reclaim receipts, reorganization expenses and extraordinary expenses (for this purpose referred to as “Specified Expenses”). The Adviser is entitled to recapture any expenses reimbursed during the thirty‑six month period following the end of the month during which the Adviser reimbursed expenses provided that the amount recaptured may not cause Specified Expenses attributable to a share class of the Fund during a year in which a repayment is made to exceed either of (i) the applicable limits in effect at the time of the reimbursement and (ii) the applicable limits in effect at the time of recapture.
The Board of Trustees of the Trust approved a reduced minimum initial account size for Class N shares offered by the Funds. Therefore, effective May 1, 2023:

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The table in the sub‑section entitled “Important Additional Information—Purchase and Sale of Fund Shares” in each Fund’s Summary Prospectus is hereby deleted in its entirety and replaced with the following:

	Class N Shares		Class I Shares		Class R6 Shares
Minimum Initial Investment	$2,500	*	$5,000,000	*	$50,000,000	*
Minimum Subsequent Investment	None		None		None
*	Reductions apply to certain eligibility groups. See “Investing With the AQR Funds” in the Fund’s prospectus.

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The table in the sub‑section entitled “Important Additional Information—Purchase and Sale of Fund Shares”, on page 61 of the Prospectus, is hereby deleted in its entirety and replaced with the following:

	Class N Shares		Class I Shares		Class R6 Shares
Minimum Initial Investment	$2,500	*	$5,000,000	*	$50,000,000	*
Minimum Subsequent Investment	None		None		None
*	Reductions apply to certain eligibility groups. See “Investing With the AQR Funds” in the Funds’ prospectus.

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The second paragraph of the sub‑section entitled “Investing with the AQR Funds—Class N Shares and Class I Shares Eligibility Criteria and Investment Minimums”, on page 95 of the Prospectus, is hereby deleted in its entirety and replaced with the following:

The minimum initial account size is $2,500 for Class N Shares and $5,000,000 for Class I Shares. This minimum requirement may be modified or reduced with respect to certain eligibility groups as indicated in the following table:

Minimum Investment
Eligibility Group	Class N	Class I
Defined benefit plans, endowments and foundations, investment companies, corporations, insurance companies, trust companies, and other institutional investors not specifically enumerated	None	None
Accounts and programs offered by certain financial intermediaries, such as registered investment advisers, broker-dealers, bank trust departments, wrap fee programs and unified managed accounts	None	None
Qualified defined contribution plans and 457 plans	None	None
Investors who are not eligible for a reduced minimum	$2,500	$5,000,000
Effective May 1, 2023, Lars N. Nielsen, M.Sc., will no longer serve as a portfolio manager of the Funds. Effective that date, all references to Mr. Nielsen are hereby deleted from the Summary Prospectuses and Prospectus. In addition, effective May 1, 2023:

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The table in the sub‑section entitled “AQR Large Cap Multi-Style Fund—Fund Summary—Portfolio Managers”, on page 5 of the Summary Prospectus and page 5 of the Prospectus, is updated to include Laura Serban, Ph.D., and is hereby deleted in its entirety and replaced with the following:

Name	Portfolio Manager of the Fund Since	Title
Clifford S. Asness, Ph.D., M.B.A.	March 26, 2013	Managing and Founding Principal of the Adviser
Michele L. Aghassi, Ph.D.	January 1, 2020	Principal of the Adviser
Andrea Frazzini, Ph.D., M.S.	March 26, 2013	Principal of the Adviser
John J. Huss	January 1, 2022	Principal of the Adviser
Laura Serban, Ph.D.	May 1, 2023	Principal of the Adviser

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The table in the sub‑section entitled “AQR Small Cap Multi-Style Fund—Fund Summary—Portfolio Managers”, on page 5 of the Summary Prospectus and page 10 of the Prospectus, is updated to include Laura Serban, Ph.D., and is hereby deleted in its entirety and replaced with the following:

Name	Portfolio Manager of the Fund Since	Title
Clifford S. Asness, Ph.D., M.B.A.	March 26, 2013	Managing and Founding Principal of the Adviser
Michele L. Aghassi, Ph.D.	January 1, 2020	Principal of the Adviser
Andrea Frazzini, Ph.D., M.S.	March 26, 2013	Principal of the Adviser
John J. Huss	January 1, 2022	Principal of the Adviser
Laura Serban, Ph.D.	May 1, 2023	Principal of the Adviser

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The table in the sub‑section entitled “AQR International Multi-Style Fund—Fund Summary—Portfolio Managers”, on page 6 of the Summary Prospectus and page 16 of the Prospectus, is updated to include Laura Serban, Ph.D., and is hereby deleted in its entirety and replaced with the following:

Name	Portfolio Manager of the Fund Since	Title
Clifford S. Asness, Ph.D., M.B.A.	March 26, 2013	Managing and Founding Principal of the Adviser
Michele L. Aghassi, Ph.D.	January 1, 2020	Principal of the Adviser
Andrea Frazzini, Ph.D., M.S.	March 26, 2013	Principal of the Adviser
John J. Huss	January 1, 2022	Principal of the Adviser
Laura Serban, Ph.D.	May 1, 2023	Principal of the Adviser

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The table in the sub‑section entitled “AQR Emerging Multi-Style II Fund—Fund Summary—Portfolio Managers”, on page 6 of the Summary Prospectus and page 22 of the Prospectus, is updated to include Laura Serban, Ph.D., and is hereby deleted in its entirety and replaced with the following:

Name	Portfolio Manager of the Fund Since	Title
Clifford S. Asness, Ph.D., M.B.A.	February 11, 2015	Managing and Founding Principal of the Adviser
Michele L. Aghassi, Ph.D.	January 1, 2020	Principal of the Adviser
Andrea Frazzini, Ph.D., M.S.	February 11, 2015	Principal of the Adviser
John J. Huss	January 1, 2022	Principal of the Adviser
Laura Serban, Ph.D.	May 1, 2023	Principal of the Adviser

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The table in the sub‑section entitled “AQR Large Cap Momentum Style Fund—Fund Summary—Portfolio Managers”, on page 5 of the Summary Prospectus and page 28 of the Prospectus, is updated to include Laura Serban, Ph.D., and is hereby deleted in its entirety and replaced with the following:

Name	Portfolio Manager of the Fund Since	Title
Clifford S. Asness, Ph.D., M.B.A.	July 9, 2009	Managing and Founding Principal of the Adviser
Michele L. Aghassi, Ph.D.	January 1, 2020	Principal of the Adviser
Andrea Frazzini, Ph.D., M.S.	May 1, 2012	Principal of the Adviser
John J. Huss	January 1, 2022	Principal of the Adviser
Laura Serban, Ph.D.	May 1, 2023	Principal of the Adviser

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The table in the sub‑section entitled “AQR Small Cap Momentum Style Fund—Fund Summary—Portfolio Managers”, on page 5 of the Summary Prospectus and page 34 of the Prospectus, is updated to include Laura Serban, Ph.D., and is hereby deleted in its entirety and replaced with the following:

Name	Portfolio Manager of the Fund Since	Title
Clifford S. Asness, Ph.D., M.B.A.	July 9, 2009	Managing and Founding Principal of the Adviser
Michele L. Aghassi, Ph.D.	January 1, 2020	Principal of the Adviser
Andrea Frazzini, Ph.D., M.S.	May 1, 2012	Principal of the Adviser
John J. Huss	January 1, 2022	Principal of the Adviser
Laura Serban, Ph.D.	May 1, 2023	Principal of the Adviser

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The table in the sub‑section entitled “AQR International Momentum Style Fund—Fund Summary—Portfolio Managers”, on page 6 of the Summary Prospectus and page 40 of the Prospectus, is updated to include Laura Serban, Ph.D., and is hereby deleted in its entirety and replaced with the following:

Name	Portfolio Manager of the Fund Since	Title
Clifford S. Asness, Ph.D., M.B.A.	July 9, 2009	Managing and Founding Principal of the Adviser
Michele L. Aghassi, Ph.D.	January 1, 2020	Principal of the Adviser
Andrea Frazzini, Ph.D., M.S.	May 1, 2012	Principal of the Adviser
John J. Huss	January 1, 2022	Principal of the Adviser
Laura Serban, Ph.D.	May 1, 2023	Principal of the Adviser

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The table in the sub‑section entitled “AQR Large Cap Defensive Style Fund—Fund Summary—Portfolio Managers”, on page 6 of the Summary Prospectus and page 46 of the Prospectus, is updated to include Laura Serban, Ph.D., and is hereby deleted in its entirety and replaced with the following:

Name	Portfolio Manager of the Fund Since	Title
Clifford S. Asness, Ph.D., M.B.A.	January 1, 2022	Managing and Founding Principal of the Adviser
Michele L. Aghassi, Ph.D.	March 16, 2016	Principal of the Adviser
Andrea Frazzini, Ph.D., M.S.	July 9, 2012	Principal of the Adviser
John J. Huss	January 1, 2022	Principal of the Adviser
Laura Serban, Ph.D.	May 1, 2023	Principal of the Adviser

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The table in the sub‑section entitled “AQR International Defensive Style Fund—Fund Summary—Portfolio Managers”, on page 6 of the Summary Prospectus and page 53 of the Prospectus, is updated to include Laura Serban, Ph.D., and is hereby deleted in its entirety and replaced with the following:

Name	Portfolio Manager of the Fund Since	Title
Clifford S. Asness, Ph.D., M.B.A.	January 1, 2022	Managing and Founding Principal of the Adviser
Michele L. Aghassi, Ph.D.	March 16, 2016	Principal of the Adviser
Andrea Frazzini, Ph.D., M.S.	July 9, 2012	Principal of the Adviser
John J. Huss	January 1, 2022	Principal of the Adviser
Laura Serban, Ph.D.	May 1, 2023	Principal of the Adviser

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The table in the sub‑section entitled “AQR Global Equity Fund—Fund Summary—Portfolio Managers”, on page 6 of the Summary Prospectus and page 60 of the Prospectus, is updated to include Laura Serban, Ph.D., and is hereby deleted in its entirety and replaced with the following:

Name	Portfolio Manager of the Fund Since	Title
Clifford S. Asness, Ph.D., M.B.A.	December 31, 2009	Managing and Founding Principal of the Adviser
John M. Liew, Ph.D., M.B.A.	December 31, 2009	Founding Principal of the Adviser
Jordan Brooks, Ph.D., M.A.	January 1, 2022	Principal of the Adviser
Andrea Frazzini, Ph.D., M.S.	January 1, 2020	Principal of the Adviser
John. J. Huss	January 1, 2022	Principal of the Adviser
Laura Serban, Ph.D.	May 1, 2023	Principal of the Adviser

●	The table in the sub‑section entitled “Management of the Funds—Portfolio Managers”, beginning on page 92 of the Prospectus, is hereby deleted in its entirety and replaced with the following:

Fund	Portfolio Managers
Multi-Style Funds
AQR Large Cap Multi-Style Fund	Clifford S. Asness, Ph.D., M.B.A.
AQR Small Cap Multi-Style Fund	Michele L. Aghassi, Ph.D
AQR International Multi-Style Fund	Andrea Frazzini, Ph.D., M.S.
AQR Emerging Multi-Style II Fund	John J. Huss
Laura Serban, Ph.D.
Momentum Style Funds
AQR Large Cap Momentum Style Fund	Clifford S. Asness, Ph.D., M.B.A.
AQR Small Cap Momentum Style Fund	Michele L. Aghassi, Ph.D
AQR International Momentum Style Fund	Andrea Frazzini, Ph.D., M.S
John J. Huss
Laura Serban, Ph.D.

Fund	Portfolio Managers
Defensive Style Funds
AQR Large Cap Defensive Style Fund	Clifford S. Asness, Ph.D., M.B.A.
AQR International Defensive Style Fund	Michele L. Aghassi, Ph.D
Andrea Frazzini, Ph.D., M.S
John J. Huss
Laura Serban, Ph.D.
Global Equity Fund
AQR Global Equity Fund	Clifford S. Asness, Ph.D., M.B.A.
John M. Liew, Ph.D., M.B.A.
Jordan Brooks, Ph.D., M.A.
Andrea Frazzini, Ph.D., M.S.
John J. Huss
Laura Serban, Ph.D.

●	The following is added as the tenth paragraph in the sub‑section entitled “Management of the Funds—Portfolio Managers”, beginning on page 92 of the Prospectus:
Laura Serban, Ph.D., is a Principal of the Adviser. Dr. Serban joined the Adviser in 2011 and is a senior member of the Adviser’s Global Stock Selection team. She earned a B.A. in applied mathematics and economics, an S.M. in computer science and Ph.D. in business economics, all from Harvard University.
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